Taxation - Recognised Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ 21,796	$ 0	$ 498
Total deferred income tax expense/(benefit)	(7,395)	112,409	1,723
Total income tax expense/(benefit), recognized	14,401	112,409	2,221
Federal [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	21,796	0	2
Total deferred income tax expense/(benefit)	(7,349)	83,776	2,034
Foreign [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	0	0	0
Total deferred income tax expense/(benefit)	0	0	(311)
State [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	0	0	496
Total deferred income tax expense/(benefit)	$ (46)	$ 28,633	$ 0